iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
L3Harris Technologies, Inc. .................. 136,661 $ 30,068,153
RTX Corp. ............................. 915,858 115,517,169
Textron, Inc. ............................ 207,264 14,585,168
160,170,490
a
Air Freight & Logistics  —  0 .9%
FedEx Corp. ............................ 263,143 55,346,867
a
Automobile Components  —  0 .3%
Aptiv PLC
(a) (b)
............................ 362,224 20,668,501
a
Automobiles  —  5 .2%
Ford Motor Co. .......................... 12,120,977 121,330,980
General Motors Co. ....................... 4,441,366 200,927,398
322,258,378
a
Banks  —  8 .1%
Bank of America Corp. ..................... 3,427,179 136,675,899
Citigroup, Inc. ........................... 1,798,231 122,963,036
Citizens Financial Group, Inc. ................ 335,798 12,387,588
Fifth Third Bancorp ....................... 275,126 9,888,028
First Citizens BancShares, Inc. , Class A .......... 4,634 8,244,535
Huntington Bancshares, Inc. ................. 691,513 10,047,684
KeyCorp ............................... 470,440 6,981,330
M&T Bank Corp. ......................... 84,648 14,369,844
Regions Financial Corp. .................... 478,366 9,763,450
Truist Financial Corp. ...................... 813,530 31,190,740
U.S. Bancorp ........................... 672,182 27,115,822
Wells Fargo & Co. ........................ 1,615,105 114,688,606
504,316,562
a
Beverages  —  0 .5%
Molson Coors Beverage Co. , Class B ........... 556,759 32,030,345
a
Biotechnology  —  0 .2%
United Therapeutics Corp.
(a)
.................. 40,913 12,400,321
a
Building Products  —  1 .2%
Builders FirstSource, Inc.
(a)
.................. 116,519 13,939,168
Fortune Brands Innovations, Inc. .............. 94,481 5,084,967
Johnson Controls International PLC ............ 426,548 35,787,377
Owens Corning .......................... 120,265 17,487,734
72,299,246
a
Capital Markets  —  2 .0%
Bank of New York Mellon Corp. (The) ........... 345,333 27,768,227
Franklin Resources, Inc. .................... 220,484 4,136,280
Goldman Sachs Group, Inc. (The) ............. 144,034 78,865,817
State Street Corp. ........................ 171,105 15,074,350
125,844,674
a
Chemicals  —  0 .8%
CF Industries Holdings, Inc. .................. 137,338 10,763,179
Dow, Inc. .............................. 447,240 13,681,072
Eastman Chemical Co. ..................... 81,111 6,245,547
LyondellBasell Industries N.V. , Class A .......... 233,911 13,615,959
Westlake Corp. .......................... 29,728 2,747,759
47,053,516
a
Communications Equipment  —  7 .3%
Cisco Systems, Inc. ....................... 7,014,265 404,933,519
F5, Inc.
(a)
.............................. 101,872 26,969,593
Juniper Networks, Inc. ..................... 610,560 22,175,539
454,078,651
a
Security Shares Value
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 206,183 $ 6,733,936
Capital One Financial Corp. .................. 217,511 39,208,533
Synchrony Financial ....................... 225,283 11,703,452
57,645,921
a
Consumer Staples Distribution & Retail  —  2 .0%
Albertsons Companies, Inc. , Class A ............ 631,969 13,890,679
Kroger Co. (The) ......................... 1,136,963 82,100,098
Walgreens Boots Alliance, Inc. ................ 2,435,126 26,713,332
122,704,109
a
Containers & Packaging  —  0 .2%
Smurfit WestRock PLC ..................... 338,319 14,216,164
a
Distributors  —  0 .3%
LKQ Corp. ............................. 492,460 18,816,897
a
Diversified Telecommunication Services  —  9 .0%
AT&T, Inc. .............................. 12,708,154 352,015,866
Verizon Communications, Inc. ................ 4,709,747 207,511,453
559,527,319
a
Electric Utilities  —  1 .1%
Evergy, Inc. ............................. 224,501 15,513,019
Eversource Energy ....................... 217,174 12,917,510
PG&E Corp. ............................ 1,539,434 25,431,450
PPL Corp. ............................. 449,513 16,407,224
70,269,203
a
Electronic Equipment, Instruments & Components  —  2 .6%
Corning, Inc. ............................ 1,426,251 63,297,019
Jabil, Inc. .............................. 181,537 26,606,063
TE Connectivity PLC ...................... 484,462 70,915,548
160,818,630
a
Entertainment  —  0 .4%
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 3,163,350 27,426,244
a
Financial Services  —  0 .3%
Equitable Holdings, Inc. .................... 142,990 7,070,856
Global Payments, Inc. ..................... 151,588 11,567,680
18,638,536
a
Food Products  —  3 .6%
Archer-Daniels-Midland Co. .................. 1,116,589 53,317,125
Bunge Global SA ......................... 307,185 24,181,603
Conagra Brands, Inc. ...................... 839,639 20,747,480
J M Smucker Co. (The) ..................... 183,327 21,315,430
Kraft Heinz Co. (The) ...................... 2,266,081 65,942,957
Tyson Foods, Inc. , Class A .................. 568,738 34,829,515
220,334,110
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 120,841 19,410,690
a
Ground Transportation  —  0 .1%
U-Haul Holding Co. , Series N , NVS
(b)
........... 104,036 5,701,173
a
Health Care Equipment & Supplies  —  0 .2%
Solventum Corp.
(a) (b)
....................... 139,067 9,195,110
a
Health Care Providers & Services  —  6 .8%
Centene Corp.
(a)
......................... 849,112 50,819,353
Cigna Group (The) ........................ 310,303 105,515,432
CVS Health Corp. ........................ 2,054,413 137,049,891
DaVita, Inc.
(a)
............................ 32,359 4,580,417
Elevance Health, Inc. ...................... 200,430 84,296,849

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services (continued)
Labcorp Holdings, Inc. ..................... 66,707 $ 16,077,054
Quest Diagnostics, Inc. ..................... 79,908 14,241,204
Universal Health Services, Inc. , Class B ......... 60,642 10,737,879
423,318,079
a
Hotel & Resort REITs  —  0 .3%
Host Hotels & Resorts, Inc. .................. 1,231,123 17,383,457
a
Hotels, Restaurants & Leisure  —  0 .5%
Expedia Group, Inc. ....................... 187,928 29,491,541
a
Household Durables  —  3 .1%
DR Horton, Inc. .......................... 615,725 77,790,696
Lennar Corp. , Class A ...................... 614,888 66,782,986
PulteGroup, Inc. ......................... 484,764 49,727,091
194,300,773
a
Independent Power and Renewable Electricity Producers  —  0 .5%
Vistra Corp. ............................ 238,280 30,888,236
a
Insurance  —  2 .1%
American International Group, Inc. ............. 393,598 32,086,109
Everest Group Ltd. ........................ 38,088 13,667,117
Fidelity National Financial, Inc. ................ 94,874 6,076,680
Hartford Insurance Group, Inc. (The) ............ 123,757 15,181,271
Loews Corp. ............................ 112,225 9,744,497
MetLife, Inc. ............................ 367,064 27,665,613
Prudential Financial, Inc. .................... 255,451 26,237,372
130,658,659
a
IT Services  —  6 .5%
Akamai Technologies, Inc.
(a)
.................. 169,300 13,642,194
Cognizant Technology Solutions Corp. , Class A ..... 969,668 71,338,475
International Business Machines Corp. .......... 1,221,137 295,295,349
Twilio, Inc. , Class A
(a)
...................... 263,449 25,478,153
405,754,171
a
Life Sciences Tools & Services  —  0 .1%
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 12,102 2,953,856
a
Machinery  —  2 .1%
CNH Industrial N.V. ....................... 1,120,323 12,962,137
Cummins, Inc. ........................... 113,602 33,380,812
PACCAR, Inc. ........................... 487,941 44,017,157
Snap-on, Inc. ........................... 42,338 13,286,088
Stanley Black & Decker, Inc. ................. 123,534 7,414,511
Westinghouse Air Brake Technologies Corp. ....... 97,863 18,079,210
129,139,915
a
Media  —  1 .6%
Comcast Corp. , Class A .................... 2,139,514 73,171,379
Fox Corp. , Class A , NVS .................... 330,427 16,451,960
Fox Corp. , Class B ........................ 202,571 9,366,883
98,990,222
a
Metals & Mining  —  0 .8%
Nucor Corp. ............................ 244,046 29,131,771
Steel Dynamics, Inc. ....................... 145,884 18,922,614
48,054,385
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 423,565 8,301,874
a
Multi-Utilities  —  0 .4%
Dominion Energy, Inc. ...................... 455,494 24,769,764
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  2 .7%
Coterra Energy, Inc. ....................... 949,457 $ 23,318,664
Devon Energy Corp. ....................... 387,061 11,770,525
Diamondback Energy, Inc. ................... 217,347 28,691,978
EQT Corp. ............................. 542,712 26,831,681
Expand Energy Corp. ...................... 197,728 20,543,939
Ovintiv, Inc. ............................. 525,529 17,647,264
Valero Energy Corp. ....................... 351,193 40,769,995
169,574,046
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 264,386 11,006,389
Southwest Airlines Co. ..................... 241,166 6,743,002
17,749,391
a
Pharmaceuticals  —  4 .4%
Bristol-Myers Squibb Co. .................... 1,903,565 95,558,963
Pfizer, Inc. ............................. 5,723,148 139,702,043
Royalty Pharma PLC , Class A ................ 587,453 19,280,207
Viatris, Inc. ............................. 2,487,478 20,944,565
275,485,778
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 69,331 10,204,137
SS&C Technologies Holdings, Inc. ............. 217,477 16,441,261
26,645,398
a
Residential REITs  —  0 .5%
Camden Property Trust ..................... 98,894 11,254,137
Mid-America Apartment Communities, Inc. ........ 108,844 17,376,945
28,631,082
a
Retail REITs  —  1 .1%
Simon Property Group, Inc. .................. 424,037 66,734,943
a
Semiconductors & Semiconductor Equipment  —  9 .8%
Applied Materials, Inc. ..................... 1,006,143 151,635,812
First Solar, Inc.
(a) (b)
........................ 170,771 21,486,407
Intel Corp. ............................. 11,734,994 235,873,379
Micron Technology, Inc. ..................... 1,079,271 83,049,904
NXP Semiconductors N.V. ................... 346,742 63,908,018
ON Semiconductor Corp.
(a)
.................. 699,404 27,766,339
Skyworks Solutions, Inc. .................... 394,398 25,351,903
609,071,762
a
Software  —  1 .0%
Gen Digital, Inc. .......................... 998,111 25,821,132
Zoom Communications, Inc. , Class A
(a) (b)
......... 484,493 37,567,587
63,388,719
a
Specialized REITs  —  0 .4%
Weyerhaeuser Co. ........................ 923,964 23,939,907
a
Specialty Retail  —  0 .3%
Best Buy Co., Inc. ........................ 281,632 18,782,038
a
Technology Hardware, Storage & Peripherals  —  3 .4%
Dell Technologies, Inc. , Class C ............... 458,811 42,100,497
Hewlett Packard Enterprise Co. ............... 4,642,488 75,301,155
HP, Inc. ............................... 2,120,308 54,216,276
NetApp, Inc. ............................ 291,906 26,198,564
Western Digital Corp.
(a)
..................... 328,237 14,396,475
212,212,967
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors  —  0 .5%
United Rentals, Inc. ....................... 51,833 $ 32,729,948
a
Total Long-Term Investments — 99.8%
(Cost: $ 6,803,137,548 ) ............................... 6,200,122,568
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 26,607,355 $ 26,617,999
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 8,385,399 8,385,399
a
Total Short-Term Securities — 0.6%
(Cost: $ 34,999,987 ) ................................. 35,003,398
Total Investments — 100.4%
(Cost: $ 6,838,137,535 ) ............................... 6,235,125,966
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (23,844,866)
Net Assets — 100.0% ................................. $ 6,211,281,100
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 32,237,897  $ —  $ (5,613,930)
(a)
$ (5,043) $ (925) $ 26,617,999  26,607,355  $ 45,908
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 11,054,743  —  (2,669,344)
(a)
—  —  8,385,399  8,385,399  413,147  —
$ (5,043) $ (925)
$ 35,003,398
$ 459,055  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 48 06/20/25 $ 4,728 $ 279,359
E-Mini S&P 500 Index ................................................................... 22 06/20/25 6,146 302,485
$ 581,844

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Value Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,200,122,568 $ — $ — $ 6,200,122,568
Short-Term Securities
Money Market Funds ...................................... 35,003,398 — — 35,003,398
$ 6,235,125,966 $ — $ — $ 6,235,125,966
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 581,844 $ — $ — $ 581,844
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust